Interest and Investment Income, Net - Summary of Interest and Investment Income, Net (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment Income Interest And Dividend [Abstract]
Unrealized investment income of short-term investments	¥ 45,478,742	$ 6,969,922
Realized investment income of short-term investments	35,892,481	5,500,764	¥ 4,108,597	¥ 11,282,694
Investment income of long-term investments	4,472,410	685,427
Interest income	27,405,264	4,200,040	44,117,299	35,776,919
Income from the repurchase of convertible senior notes	622,109,001	95,342,376
Interest expense of convertible senior notes	(27,107,232)	(4,154,365)	(23,934,289)
Net investment income	¥ 708,250,666	$ 108,544,164	¥ 24,291,607	¥ 47,059,613